Note 6 - Convertible Debt - Related Party (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	Gross Principal Amount Outstanding	Unamortized Debt Discount	Net Amount Outstanding
Convertible debt – related party
Replacement Note	$20,000	$—	$20,000
2013 Note	3,500	(1,020)	2,480
2014 Note	2,000	—	2,000
	$25,500	$(1,020)	$24,480

Convertible Debt—Related Party	Gross Principal Amount Outstanding	Unamortized Debt Discount	Net Amount Outstanding
Replacement Note	$20,000	$—	$20,000
2013 Note	3,500	(1,086)	2,414
	$23,500	$(1,086)	$22,414

Convertible Debt [Table Text Block]
Date	Borrowing Amount	Convertible Shares	Share Price on Borrowing Date	Unamortized Beneficial Conversion Feature
October 7, 2013	$1,000	1,123,595	$0.95	$55
November 26, 2013	1,000	1,123,595	1.01	113
January 21, 2014	1,000	1,123,595	1.39	508
March 13, 2014	500	561,799	1.54	344
	$3,500	3,932,584		$1,020

Date	Borrowing Amount	Convertible Shares	Share Price on Borrowing Date	Gross Beneficial Conversion Feature
October 7, 2013	$1,000	1,123,595	$0.95	$67
November 26, 2013	1,000	1,123,595	1.01	135
January 21, 2014	1,000	1,123,595	1.39	562
March 13, 2014	500	561,799	1.54	365
	$3,500	3,932,584		$1,129

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	Three Months Ended September 30,		Six Months Ended September 30,
	2014	2013	2014	2013
Amortization of convertible debt discount	$(40)	$—	$(66)	$—
Interest expense	(66)	(44)	(123)	(85)
	$(106)	$(44)	$(189)	$(85)

	Fiscal Year Ended March 31,
	2014	2013
Debt cost expense	$43	$272
Interest expense	183	488